Equity Capital Structure, Series D Cumulative Perpetual Convertible Preferred Shares (Details)					12 Months Ended
	Sep. 29, 2025 USD ($) $ / shares	Dec. 12, 2024 USD ($) shares	Mar. 27, 2024 $ / shares	Aug. 07, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) Director Vote shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Mezzanine Equity [Abstract]
Capital contribution						$ 22,437,675	$ 500,000
Number of shares of Junior Stock that can be exchanged or converted (in shares) | shares					1
Reverse stock split ratio			0.1
Mezzanine equity amount					$ 80,714,075	$ 77,708,258
Series D Preferred Stock [Member]
Mezzanine Equity [Abstract]
Preferred stock issued (in shares) | shares					100,000	100,000
Consideration received for preferred shares issued					$ 0	$ 50,000,000	50,000,000
Preferred shares, dividend rate				5.00%	5.00%	5.00%
Dividend multiplier factor				1.3
Conversion price (in dollars per share) | $ / shares			$ 0.7	$ 7
Number of votes per share | Vote					0
Effective interest rate					10.24%
Preferred stock, redemption period					9 years
Less: Deemed preferred dividend					$ 3,005,817	$ 606,444	196,296
Mezzanine equity amount					80,714,075	77,708,258	49,549,489
Fair value of mezzanine equity		$ 77,600,000			49,500,000
Dividends paid on Preferred Shares					$ 4,597,222	2,500,000	479,167
Series D Preferred Stock [Member] | Minimum [Member]
Mezzanine Equity [Abstract]
Conversion price (in dollars per share) | $ / shares				$ 0.3
Series D Preferred Stock [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Preferred shares, dividend rate				20.00%
Consecutive trading day period					5 days
Number of preferred directors right to elect with parity stock | Director					2
Series D Preferred Stock [Member] | Related Party [Member] | Toro [Member]
Mezzanine Equity [Abstract]
Preferred stock issued (in shares) | shares		50,000		50,000
Preferred shares, stated amount (in dollars per share) | $ / shares				$ 1,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.001
Consideration received for preferred shares issued		$ 50,000,000		$ 50,000,000
Capital contribution		$ 22,400,000		$ 500,000
Minimum number of shares that can be converted into common shares (in shares) | shares					500
Maximum number of shares that can be redeemed for cash (in shares) | shares					30,000
Period after closing date of transaction when shares cannot be disposed of					180 days
Preferred shares, dividend rate		5.00%		5.00%
Cash redemption percentage				105.00%	100.00%
Reverse stock split ratio			0.1
Dividends paid on Preferred Shares					$ 4,597,222	2,500,000
Dividend payable					1,069,444	687,500
Series E Preferred Shares [Member]
Mezzanine Equity [Abstract]
Consideration received for preferred shares issued					60,000,000	0	0
Less: Deemed preferred dividend					168,629	0	0
Mezzanine equity amount					80,714,075
Dividends paid on Preferred Shares					$ 313,712	$ 0	$ 0
Series E Preferred Shares [Member] | Related Party [Member] | Toro [Member]
Mezzanine Equity [Abstract]
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 1,000
Consideration received for preferred shares issued	$ 60,000,000
Preferred shares, dividend rate	8.75%
Cash redemption percentage	100.00%
Consecutive trading day period					5 days
Series E Preferred Shares [Member] | Related Party [Member] | Toro [Member] | Minimum [Member]
Mezzanine Equity [Abstract]
Conversion price (in dollars per share) | $ / shares	$ 0.3